Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based On: Total Stockholder Return(5)	Net Income (Loss)(6) (in thousands)
2025	$2,516,276	$(1,048,089)	$1,469,090	$184,479	$31.00	$(7,034)
2024	$3,867,150	$4,353,501	$1,451,230	$2,070,699	$190.30	$16,318
2023	$1,880,139	$2,364,593	$1,742,675	$2,253,923	$133.96	$11,619
___________________________

Named Executive Officers, Footnote	The name of the PEO reflected in these columns for each applicable fiscal year is Lisa M. Harper.The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2025, Hyon C. Park, Ashlee R. Wheeler, and Laura Willensky, (ii) for fiscal year 2024, Paula S. Dempsey and Hyon C. Park and (iii) for fiscal year 2023, Mark Mizicko and Elizabeth Muñoz-Guzman.
Adjustment To PEO Compensation, Footnote

	2025	2024	2023
Summary Compensation Table - Total Compensation	$2,516,276	$3,867,150	$1,880,139
- Deduct the amounts reported in the Summary Compensation Table as equity award amounts which are based on grant date fair values.	(1,500,000)	(1,525,000)	(500,000)
+ Add the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year.	169,968	2,049,199	839,704
+ Add the amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year.	(1,962,901)	(28,360)	144,750
+ Add the fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year.	—	25,003	—
+ Add the amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	(256,432)	(34,491)	—
- Deduct the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year.	(15,000)	—	—
+ Add the dollar value of any dividends, dividend equivalents, or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.	—	—	—
Compensation actually paid	$(1,048,089)	$4,353,501	$2,364,593

Non-PEO NEO Average Total Compensation Amount	$ 1,469,090	$ 1,451,230	$ 1,742,675
Non-PEO NEO Average Compensation Actually Paid Amount	$ 184,479	2,070,699	2,253,923
Adjustment to Non-PEO NEO Compensation Footnote

	2025	2024	2023
Summary Compensation Table - Total Compensation	$1,469,090	$1,451,230	$1,742,675
- Deduct the amounts reported in the Summary Compensation Table as equity award amounts which are based on grant date fair values.	(350,000)	(437,500)	(769,166)
+ Add the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year.	30,019	623,687	1,327,549
+ Add the amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year.	(633,224)	385,872	7,501
+ Add the fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year.	—	12,502	—
+ Add the amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	(331,406)	34,908	(54,636)
- Deduct the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year.	—	—	—
+ Add the dollar value of any dividends, dividend equivalents, or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.	—	—	—
Compensation actually paid	$184,479	$2,070,699	$2,253,923

Compensation Actually Paid vs. Total Shareholder Return	Company TSR and Compensation Actually Paid (“CAP”)
Compensation Actually Paid vs. Net Income	Company Net Income (Loss) and Compensation Actually Paid (“CAP”)
Total Shareholder Return Amount	$ 31.00	190.30	133.96
Net Income (Loss)	$ (7,034,000)	16,318,000	11,619,000
Additional 402(v) Disclosure	Amounts reported in this column represent the compensation actually paid to our PEO for each applicable fiscal year. In calculating the compensation actually paid amounts reflected in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.Amounts reported in this column represent the average compensation actually paid to our non-PEO NEOs for each applicable fiscal year. In calculating the compensation actually paid amounts reflected in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.The Company’s total stockholder return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on an initial fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.Represents the amount of net income (loss) reflected in the audited financial statements included in the Company’s fiscal year 2025 Annual Report on Form 10-K for each applicable fiscal year.
Lisa M. Harper [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,516,276	3,867,150	1,880,139
PEO Actually Paid Compensation Amount	$ (1,048,089)	$ 4,353,501	$ 2,364,593
PEO Name	Lisa M. Harper	Lisa M. Harper	Lisa M. Harper
PEO | Lisa M. Harper [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,500,000)	$ (1,525,000)	$ (500,000)
PEO | Lisa M. Harper [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,968	2,049,199	839,704
PEO | Lisa M. Harper [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,962,901)	(28,360)	144,750
PEO | Lisa M. Harper [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	25,003	0
PEO | Lisa M. Harper [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(256,432)	(34,491)	0
PEO | Lisa M. Harper [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,000)	0	0
PEO | Lisa M. Harper [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(350,000)	(437,500)	(769,166)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,019	623,687	1,327,549
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(633,224)	385,872	7,501
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	12,502	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(331,406)	34,908	(54,636)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0